Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Line Items]
Clinical trial and nonclinical study costs		$ 1,891	$ 7,578
Employee compensation		590	1,200
Other		28	52
Total	$ 2,714	$ 2,509	$ 8,830